EQUITY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,257,859	3,193,543
Weighted average exercise price	$ 4.23	$ 4.09
Options exercisable	1,409,727
Weighted average exercise price of exercisable options	$ 3.88
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,422,859
Weighted average remaining contractual life (in years)	4 years 9 months 18 days
Weighted average exercise price	$ 4.25
Options exercisable	1,424,727
Weighted average exercise price of exercisable options	$ 3.89
Range of Exercise Price 0.00-1.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	12,500
Weighted average remaining contractual life (in years)	4 years 5 months 19 days
Weighted average exercise price	$ 0.00
Options exercisable	6,875
Weighted average exercise price of exercisable options	$ 0.00
Range of Exercise Price 1.50-2.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	266,175
Weighted average remaining contractual life (in years)	3 years 7 months 17 days
Weighted average exercise price	$ 2.06
Options exercisable	155,425
Weighted average exercise price of exercisable options	$ 2.10
Range of Exercise Price 2.57-4.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,264,835
Weighted average remaining contractual life (in years)	4 years 2 months 19 days
Weighted average exercise price	$ 3.22
Options exercisable	759,556
Weighted average exercise price of exercisable options	$ 3.17
Range of Exercise Price 4.08-6.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,586,818
Weighted average remaining contractual life (in years)	5 years 5 months 16 days
Weighted average exercise price	$ 4.99
Options exercisable	392,114
Weighted average exercise price of exercisable options	$ 5.13
Range of Exercise Price 6.51-9.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	292,531
Weighted average remaining contractual life (in years)	5 years 18 days
Weighted average exercise price	$ 6.90
Options exercisable	110,757
Weighted average exercise price of exercisable options	$ 7.16